IFRS 7 Disclosure (Tables)	12 Months Ended
Oct. 31, 2018
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Wholesale Rankings of 22 Grade Internal Risk Ratings with Ratings Used by S&P and Moody's

The following table aligns the relative rankings of our 22-grade internal risk ratings with the ratings used by S&P and Moody’s.

Internal ratings map*	Table 43

PD Bands
Ratings	Business and Bank	Sovereign	BRR	S&P	Moody’s	Description
1	0.0000% – 0.0300%	0.0000% – 0.0155%	1+	AAA	Aaa	Investment Grade
2	0.0000% – 0.0300%	0.0156% – 0.0265%	1H	AA+	Aa1
3	0.0301% – 0.0375%	0.0266% – 0.0375%	1M	AA	Aa2
4	0.0376% – 0.0490%		1L	AA-	Aa3
5	0.0491% – 0.0650%		2+H	A+	A1
6	0.0651% – 0.0810%		2+M	A	A2
7	0.0811% – 0.1120%		2+L	A-	A3
8	0.1121% – 0.1800%		2H	BBB+	Baa1
9	0.1801% – 0.2620%		2M	BBB	Baa2
10	0.2621% – 0.3845%		2L	BBB-	Baa3
11	0.3846% – 0.6480%		2-H	BB+	Ba1	Non-investment Grade
12	0.6481% – 0.9625%		2-M	BB	Ba2
13	0.9626% – 1.4070%		2-L	BB-	Ba3
14	1.4071% – 2.1785%		3+H	B+	B1
15	2.1786% – 3.4210%		3+M	B	B2
16	3.4211% – 5.2775%		3+L	B-	B3
17	5.2776% – 7.9410%		3H	CCC+	Caa1
18	7.9411% – 11.4475%		3M	CCC	Caa2
19	11.4476% – 19.6535%		3L	CCC-	Caa3
20	19.6536% – 99.9990%		4	CC	Ca
21	100%		5	C	C	Impaired
22	100%		6	D	C

* This table represents an integral part of our 2018 Annual Consolidated Financial Statements.

Summary of Retail PD Bands to Various Risk Levels

The following table maps PD bands to various risk levels for retail exposures:

Internal ratings map*	Table 44
PD bands	Description
0.000% – 1.718%	Low risk
1.719% – 6.430%	Medium risk
6.431% – 99.99%	High risk
100%	Impaired/Default

* This table represents an integral part of our 2018 Annual Consolidated Financial Statements.

Summary of Gross Credit Risk Exposure by Portfolio, Sector and Geography
Gross credit risk exposure by portfolio, sector and geography	Table 45

	As at
	October 31 2018						October 31 2017*
	Lending-related and other			Trading-related			Lending-related and other			Trading-related
	Loans and acceptances						Loans and acceptances
(Millions of Canadian dollars)	Outstanding (1)	Undrawn commitments (2)	Other (3)	Repo-style transactions	Derivatives (4)	Total exposure (5)	Outstanding (1)	Undrawn commitments (2)	Other (3)	Repo-style transactions	Derivatives (4)	Total exposure (5)
By portfolio
Residential mortgages	$282,471	$759	$317	$–	$–	$283,547	$270,348	$818	$269	$–	$–	$271,435
Personal	92,700	103,583	201	–	–	196,484	92,294	88,120	176	–	–	180,590
Credit cards	19,415	26,524	–	–	–	45,939	18,035	21,826	–	–	–	39,861
Small business (6)	4,866	7,284	6	–	–	12,156	4,493	6,888	6	–	–	11,387
Retail	$399,452	$138,150	$524	$–	$–	$538,126	$385,170	$117,652	$451	$–	$–	$503,273
Business (6)
Agriculture	$8,312	$1,762	$74	$–	$45	$10,193	$7,380	$1,338	$78	$–	$63	$8,859
Automotive	8,726	6,435	438	–	488	16,087	8,248	6,026	376	–	417	15,067
Consumer goods	12,012	10,046	669	–	481	23,208	11,387	8,872	605	–	525	21,389
Energy
Oil & Gas	6,027	10,379	1,544	–	1,707	19,657	6,743	10,322	1,810	–	960	19,835
Utilities	8,090	17,309	3,318	–	2,394	31,111	5,614	14,867	3,689	37	1,347	25,554
Financing products	7,938	1,449	397	1,753	445	11,982	6,556	2,062	425	730	628	10,401
Forest products	1,100	933	90	–	23	2,146	911	635	85	–	16	1,647
Health services	6,982	5,612	2,910	–	415	15,919	6,998	4,602	1,800	1	522	13,923
Holding and investments	8,883	909	542	60	149	10,543	8,803	929	566	–	203	10,501
Industrial products	7,509	7,991	640	–	509	16,649	5,581	7,533	447	–	692	14,253
Mining & metals	1,301	3,758	984	–	120	6,163	1,113	3,816	1,027	–	101	6,057
Non-bank financial services	16,157	19,970	11,939	476,881	47,898	572,845	10,744	14,263	15,597	329,214	38,477	408,295
Other services	16,908	9,709	3,074	1,058	435	31,184	14,757	7,529	4,024	950	654	27,914
Real estate & related	51,563	13,073	1,917	2	499	67,054	46,197	11,267	1,603	3	443	59,513
Technology & media	11,506	17,132	1,332	409	3,500	33,879	8,890	14,129	633	305	2,456	26,413
Transportation & environment	6,318	6,220	2,191	–	1,066	15,795	5,950	5,712	3,300	–	841	15,803
Other sectors	5,551	383	1,905	–	632	8,471	4,570	17	4,694	3,018	563	12,862
Sovereign (6)	5,884	13,160	122,805	60,597	12,625	215,071	11,362	11,406	110,581	35,228	14,356	182,933
Bank (6)	5,173	2,710	136,142	117,340	24,065	285,430	4,261	1,423	132,644	106,346	23,735	268,409
Wholesale	$195,940	$148,940	$292,911	$658,100	$97,496	$1,393,387	$176,065	$126,748	$283,984	$475,832	$86,999	$1,149,628
Total exposure	$595,392	$287,090	$293,435	$658,100	$97,496	$1,931,513	$561,235	$244,400	$284,435	$475,832	$86,999	$1,652,901
By geography (7)
Canada	$490,229	$188,170	$116,423	$86,800	$29,370	$910,992	$458,963	$156,249	$100,740	$68,279	$24,018	$808,249
U.S.	80,509	74,680	69,616	336,311	17,145	578,261	73,137	64,439	79,782	258,883	14,333	490,574
Europe	10,859	19,746	79,639	113,085	43,598	266,927	13,979	17,934	80,319	87,158	43,312	242,702
Other International	13,795	4,494	27,757	121,904	7,383	175,333	15,156	5,778	23,594	61,512	5,336	111,376
Total Exposure	$595,392	$287,090	$293,435	$658,100	$97,496	$1,931,513	$561,235	$244,400	$284,435	$475,832	$86,999	$1,652,901

*	Results as at 2017 represent an integral part of our 2018 Annual Consolidated Financial Statements.
(1)	Represents outstanding balances on loans and acceptances.
(2)	Undrawn commitments represent an estimate of the contractual amount that may be drawn upon at the time of default of an obligor.
(3)	Includes credit equivalent amounts for contingent liabilities such as letters of credit and guarantees, outstanding amounts for FVOCI debt securities (AFS debt securities under IAS 39), deposits with financial institutions and other assets.
(4)	Credit equivalent amount after factoring in master netting agreements.
(5)	Gross credit risk exposure is before allowance for loan losses. Exposures under Basel III asset classes of qualifying revolving retail and other retail are largely included within Personal and Credit cards, while home equity lines of credit are included in Personal.
(6)	For further information, refer to Note 5 of our 2018 Annual Consolidated Financial Statements.
(7)	Geographic profile is based on country of residence of the borrower.

Summary of Market Risk VaR and Market Risk SVaR

The following table presents our Market risk VaR and Market risk SVaR figures for 2018 and 2017.

Market Risk VaR*	Table 53

	October 31, 2018				October 31, 2017
	As at	For the year ended			As at	For the year ended
(Millions of Canadian dollars)		Average	High	Low		Average	High	Low
Equity	$34	$14	$40	$6	$10	$12	$26	$6
Foreign exchange	12	4	12	2	3	4	6	3
Commodities	2	2	3	1	3	3	6	2
Interest rate (1)	15	17	30	10	16	17	25	13
Credit specific (2)	5	5	6	4	4	4	5	4
Diversification (3)	(29)	(17)	n.m.	n.m.	(18)	(18)	n.m.	n.m.
Market risk VaR	$39	$25	$44	$13	$18	$22	$35	$15
Market risk Stressed VaR	$91	$79	$149	$40	$43	$53	$95	$34

*	This table represents an integral part of our 2018 Annual Consolidated Financial Statements.
(1)	General credit spread risk and funding spread risk associated with uncollateralized derivatives are included under interest rate VaR.
(2)	Credit specific risk captures issuer-specific credit spread volatility.
(3)	Market risk VaR is less than the sum of the individual risk factor VaR results due to portfolio diversification.
n.m.	not meaningful

Summary of Market Risk Structural Interest Rate Sensitivities Measures
Market risk – SIRR measures*	Table 54

	2018						2017
	EVE risk			NII risk (1)
(Millions of Canadian dollars)	Canadian dollar impact	U.S. dollar impact (2)	Total	Canadian dollar impact	U.S. dollar impact (2)	Total	EVE risk	NII risk (1)
Before-tax impact of:
100bps increase in rates	$(1,103)	$(37)	$(1,140)	$330	$175	$505	$(1,215)	$451
100bps decrease in rates	1,023	(268)	755	(398)	(184)	(582)	638	(604)
Before-tax impact of:
200bps increase in rates	(2,217)	(190)	(2,407)	579	344	923	(2,507)	825
200bps decrease in rates	2,046	(979)	1,067	(952)	(418)	(1,370)	1,003	(1,007)

*	This table represents an integral part of our 2018 Annual Consolidated Financial Statements.
(1)	Represents the 12-month NII exposure to an instantaneous and sustained shift in interest rates.
(2)	Represents the impact on the SIRR portfolios held in our City National and U.S. banking operations.

Summary of Long-Term Funding Sources
Long-term funding sources*	Table 58

	As at
(Millions of Canadian dollars)	October 31 2018	October 31 2017
Unsecured long-term funding	$102,325	$96,112
Secured long-term funding	64,843	64,758
Commercial mortgage-backed securities sold	1,535	1,366
Subordinated debentures	9,397	9,362
	$178,100	$171,598

*	This table represents an integral part of our 2018 Annual Consolidated Financial Statements.

Summary of Contractual Maturities of Financial Liabilities and Off-Balance Sheet Items - Undiscounted Basis

Contractual maturities of financial liabilities and off-balance sheet items – undiscounted basis*	Table 65

	As at October 31, 2018
(Millions of Canadian dollars)	On demand	Within 1 year	1 year to 2 years	2 years to 5 years		5 years and greater	Total
Financial liabilities
Deposits (1)	$382,847	$287,928	$52,108		$91,154	$25,089	$839,126
Other
Acceptances	–	15,657	5		–	–	15,662
Obligations related to securities sold short	–	32,222	–		–	–	32,222
Obligations related to assets sold under repurchase agreements and securities loaned	7,240	199,574	–		–	–	206,814
Other liabilities	1,753	28,568	98		383	6,851	37,653
Subordinated debentures	–	103	–		318	8,710	9,131
	391,840	564,052	52,211		91,855	40,650	1,140,608
Off-balance sheet items
Financial guarantees (2)	$15,502	$–	$–	$		$–	$15,502
Lease commitments	–	784	695		1,517	2,814	5,810
Commitments to extend credit (2)	224,058	38,528	2		29	–	262,617
	239,560	39,312	697		1,546	2,814	283,929
Total financial liabilities and off-balance sheet items	$631,400	$603,364	$52,908		$93,401	$43,464	$1,424,537

	As at October 31, 2017
(Millions of Canadian dollars)	On demand	Within 1 year	1 year to 2 years	2 years to 5 years	5 years and greater	Total
Financial liabilities
Deposits (1)	$372,108	$253,825	$52,026	$89,456	$22,280	$789,695
Other
Acceptances	–	16,443	10	6	–	16,459
Obligations related to securities sold short	–	30,009	–	–	–	30,009
Obligations related to assets sold under repurchase agreements and securities loaned	8,171	134,904	–	12	–	143,087
Other liabilities	1,124	26,730	78	261	3,553	31,746
Subordinated debentures	–	–	106	207	8,952	9,265
	381,403	461,911	52,220	89,942	34,785	1,020,261
Off-balance sheet items
Financial guarantees (2), (3)	$16,118	$177	$–	$–	$–	$16,295
Lease commitments	–	732	720	1,471	2,859	5,782
Commitments to extend credit (2), (3)	185,569	38,309	10	1	–	223,889
	201,687	39,218	730	1,472	2,859	245,966
Total financial liabilities and off-balance sheet items	$583,090	$501,129	$52,950	$91,414	$37,644	$1,266,227

*	This table represents an integral part of our 2018 Annual Consolidated Financial Statements.
(1)	A major portion of relationship-based deposits are repayable on demand or at short notice on a contractual basis while, in practice, these customer balances form a core base for our operations and liquidity needs, as explained in the preceding Deposit and funding profile.
(2)	We believe that it is highly unlikely that all or substantially all of these guarantees and commitments will be drawn or settled within one year, and contracts may expire without being drawn or settled. The management of the liquidity risk associated with potential extensions of funds is outlined in the preceding Risk measurement section.
(3)	Amounts have been revised from those previously presented.